LEASES	9 Months Ended
Sep. 30, 2023
Leases
LEASES

NOTE 8. LEASES

Our most recent office lease and sublease expired on June 30, 2022. Rent expense for the three months ended September 30, 2023, and 2022, was $0. Rent expense for the nine months ended September 30, 2023, and 2022, was $0 and $36,070, respectively.

The Company entered into a subleasing agreement in 2021 and realized $0 and $26,340 of sublease income for the nine months ended September 30, 2023, and 2022. Both the lease and sublease are netted within the general & administrative line item in the Condensed Statements of Operations.